Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	$ (17)	$ (58)
0.1% Decrease	17	58
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	17	58
0.1% Decrease	(17)	(58)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(478,760)	(464,727)
0.1% Decrease	495,645	481,899
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	523,954	507,814
0.1% Decrease	(506,787)	(490,386)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(147,517)	(129,983)
0.1% Decrease	157,989	130,679
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	158,525	133,847
0.1% Decrease	(148,263)	(128,527)
Radioactive waste | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(13,625)	(11,363)
0.1% Decrease	14,951	11,478
Radioactive waste | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	14,868	11,167
0.1% Decrease	$ (13,625)	$ (11,075)